Investment Objectives and Goals	Dec. 31, 2025
Symmetry Panoramic US Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Symmetry Panoramic US Equity Fund
Objective, Primary [Text Block]	Investment Objective: The Fund seeks long-term capital appreciation.
Symmetry Panoramic International Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Symmetry Panoramic International Equity Fund
Objective, Primary [Text Block]	Investment Objective: The Fund seeks long-term capital appreciation.
Symmetry Panoramic Global Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Symmetry Panoramic Global Equity Fund
Objective, Primary [Text Block]	Investment Objective: The Fund seeks long-term capital appreciation.
Symmetry Panoramic Tax Managed Global Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Symmetry Panoramic Tax-Managed Global Equity Fund
Objective, Primary [Text Block]	Investment Objective: The Fund seeks long-term capital appreciation.
Symmetry Panoramic US Systematic Fixed Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Symmetry Panoramic US Systematic Fixed Income Fund
Objective, Primary [Text Block]	Investment Objective: The Fund seeks income and capital appreciation through systematic exposure to US fixed income securities.
Symmetry Panoramic Municipal Fixed Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Symmetry Panoramic Municipal Fixed Income Fund
Objective, Primary [Text Block]	Investment Objective: The Fund seeks to provide current income that is exempt from federal personal income tax.
Symmetry Panoramic Global Systematic Fixed Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Symmetry Panoramic Global Systematic Fixed Income Fund
Objective, Primary [Text Block]	Investment Objective: The Fund seeks income and capital appreciation through systematic exposure to global fixed income securities.
Symmetry Panoramic Alternatives Fund
Prospectus [Line Items]
Risk/Return [Heading]	Symmetry Panoramic Alternatives Fund
Objective, Primary [Text Block]

Investment Objective: The Fund seeks positive long-term absolute returns. An “absolute return” seeks to earn a positive total return over the long-term, regardless of market conditions or general market direction.